Share-based Compensation - Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	6 Months Ended
Jun. 30, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of options vested	$ 41,621
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance target achievement percentage	100.00%